Provision for Employee Benefits (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision for Employee Benefits [Abstract]
Defined benefit obligations, beginning	$ 5,619,337	$ 5,229,340	$ 3,830,460
Benefits paid during the year	517,557	(343,944)	(381,229)
Current service costs		674,360	517,058
Interest		128,509	114,441
Past service cost and loss on settlement		36,907	594,541
Actuarial (losses) gains recognized in the income statement		(123,997)	161,519
Exchange differences		18,162	392,550
Estimate for the six months period	517,557
Defined benefit obligations, ending	$ 6,136,894	$ 5,619,337	$ 5,229,340